UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3726

Dreyfus New York Tax Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.7%	Rate (%)	Date	Amount ($)		Value ($)
New York--100.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000		2,274,580
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	4,050,000		4,468,567
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st
Series)	6.00	9/15/28	20,000,000	a,b	22,851,600
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000		1,219,701
Build New York City Resource
Corporation, City University
of New York - Queens College,
Revenue (Q Student Residences,
LLC Project)	5.00	6/1/38	1,000,000		1,138,530
Build New York City Resource
Corporation, City University
of New York - Queens College,
Revenue (Q Student Residences,
LLC Project)	5.00	6/1/43	1,350,000		1,529,793
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000		5,503,000

Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,500,000		6,350,630
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
Non-recourse (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000	a,b	9,180,800
JPMorgan Chase Putters/Drivers
Trust (Series 4355-1)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance	5.00	6/15/21	5,000,000	a,b	5,922,650
JPMorgan Chase Putters/Drivers
Trust (Series 4355-2)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance	5.00	6/15/21	5,000,000	a,b	5,871,200
JPMorgan Chase Putters/Drivers
Trust (Series 4376)
Non-recourse (New York State
Dormitory Authority, State
Personal Income Tax Revenue
(General Purpose))	5.00	2/15/21	16,000,000	a,b	18,279,040
JPMorgan Chase Putters/Drivers
Trust (Series 4378)
Non-recourse (New York City
Municipal Water Finance
Authority, Water and Sewer
System Second General
Resolution Revenue)	5.00	6/15/21	9,435,000	a,b	10,832,592
Long Island Power Authority,

Electric System General Revenue	6.00	5/1/33	7,000,000	8,224,160
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000	25,640,771
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/27	12,000,000	14,312,400
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.50	11/15/30	10,325,000	11,777,831
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/21	5,050,000	6,075,251
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	3,940,391
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/27	4,370,000	5,117,620
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	6,680,000	7,612,929
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	4,500,000	5,024,385
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	12,140,000	13,370,025
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,522,400
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,522,400
Nassau County Industrial

Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	5,750,000		5,772,080
New York City,
GO	5.00	11/1/19	3,455,000		3,483,573
New York City,
GO	5.00	4/1/20	5,000,000		5,930,400
New York City,
GO	5.00	4/1/20	860,000		884,390
New York City,
GO	5.00	8/1/20	730,000		762,266
New York City,
GO	5.00	8/1/21	10,000,000		12,005,400
New York City,
GO	5.00	8/1/23	11,020,000		13,187,854
New York City,
GO	5.25	9/1/25	4,000,000		4,616,960
New York City,
GO	5.00	8/1/27	8,825,000		10,213,790
New York City,
GO	5.00	3/1/29	6,645,000		7,687,468
New York City,
GO	5.00	8/1/29	5,935,000		6,853,916
New York City,
GO	5.00	8/1/30	3,000,000		3,529,860
New York City,
GO	5.00	8/1/31	1,735,000		2,034,912
New York City,
GO	5.00	8/1/32	2,000,000		2,336,360
New York City,
GO	5.00	10/1/32	5,745,000		6,577,450
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	40,000		40,186
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	c	10,288
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000		5,400,376
New York City Industrial

Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.25	7/1/15	1,640,000	1,641,181
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,000,000	1,000,680
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	11,082,412
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/28	5,000,000	5,410,250
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000	6,467,175
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,123,240
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,830,000	3,012,054
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue	5.00	6/15/26	9,250,000	11,051,530
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	25,381,880
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,701,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	22,749,400
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	11,361,100
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,682,719
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	6,000,000	6,613,260
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	20,788,850
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,906,800
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	10,874,800

New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	8,420,000		9,312,773
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/26	7,000,000		8,330,560
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	8/1/30	11,665,000		13,824,541
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/33	5,210,000		6,061,939
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/36	5,000,000		5,742,350
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue
(Prerefunded)	5.00	5/1/17	6,470,000	c	7,251,447
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	6,000,000		6,742,800
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000		3,627,755
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000		324,974
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	10,000,000		11,153,900
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	5,000,000		5,715,950
New York State Dormitory
Authority, Consolidated
Revenue (City University

System) (Insured; FGIC)	5.63	7/1/16	6,455,000	6,878,706
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	11,179,700
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	3,980,000	4,713,156
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/37	5,000,000	5,410,100
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	16,260,150
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	5,000,000	5,417,600
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,832,200
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/22	4,250,000	5,275,738
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	11,095,295
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/37	6,035,000	6,925,766
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000	3,768,218
New York State Dormitory

Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,108,498
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/36	2,250,000		2,515,275
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,658,620
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/28	18,335,000	d	12,789,029
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		7,002,222
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,110,000		10,330,904
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	2/15/15	40,000	c	40,904
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000		9,424,143

New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000	10,049,130
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,526,646
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,063,035
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,399,269
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	42,256,874
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,760,600
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000	1,733,325
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000	3,981,565
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/18	2,620,000	2,666,400
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	4,910,940
New York State Dormitory

Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000		8,705,588
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000		2,659,525
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,700,000		7,066,691
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	2,785,000		2,797,115
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.25	7/1/18	11,000,000	c	13,301,310
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		7,020,405
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	3,250,000		3,663,108
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		5,707,600
New York State Dormitory
Authority, Revenue (The New
School)	5.25	7/1/30	5,000,000		5,574,150
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/38	7,230,000		8,241,260
New York State Dormitory
Authority, Revenue (The

Rockefeller University)	5.00	7/1/40	16,000,000		18,112,320
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	9,995,000		11,761,316
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/31	8,620,000		10,115,742
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	8/15/36	2,625,000		3,043,031
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	5,000	c	5,940
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/23	5,000,000		6,172,250
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/29	3,000,000		3,485,250
New York State Energy Research and
Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.12	8/1/32	5,000,000	e	4,400,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/21	10,000,000		11,544,500

New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/24	4,000,000	4,815,760
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/26	6,325,000	7,826,492
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/30	8,000,000	9,654,320
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	8/15/37	4,025,000	4,592,726
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)
(Green Bonds)	5.00	11/15/31	7,550,000	9,056,527
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	1,023,710
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,500,170

New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,970,000		2,103,527
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000		3,874,045
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000		5,584,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000		11,253,800
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000		20,247,850
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000		16,652,616
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	4,370,000		4,600,386
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000		13,989,414
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	10/1/15	630,000	c	663,371
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000		11,383,200
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000		23,116,400
Niagara Falls City School

District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,360,760
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,826,450
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000	11,429,700
Port Authority of New York and New
Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	4,465,000	5,350,052
Port Authority of New York and New
Jersey (Consolidated Bonds,
183rd Series)	5.00	12/15/26	5,000,000	6,088,150
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/32	4,100,000	4,665,472
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000	5,824,700
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	5,500,000	5,532,175
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000	10,062,200
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	2,025,000	2,308,601
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000	10,847,070

Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	c	8,019,225
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	c	13,296,315
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	5,000,000		6,102,500
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000		9,341,920
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,711,200
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000		3,836,650
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000		3,351,900
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000		4,372,650
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000		9,378,135
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/41	5,000,000		5,750,950
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	465,000		465,553
U.S. Related--.9%
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	3,000,000		3,377,520

Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000		3,925,761
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.50	7/1/15	650,000	c	678,886
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000		3,006,270
Total Long-Term Municipal Investments
(cost $1,121,623,320)					1,217,028,483
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.04	9/2/14	3,300,000	f	3,300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.05	9/2/14	3,000,000	f	3,000,000
Total Short-Term Municipal Investments
(cost $6,300,000)					6,300,000
Total Investments (cost $1,127,923,320)			102.2%		1,223,328,483
Liabilities, Less Cash and Receivables			(2.2%)		(26,088,138)
Net Assets			100.0%		1,197,240,345

a	Collateral for floating rate borrowings.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities were valued at $72,937,882 or 6.1% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate security--interest rate subject to periodic change.
f	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2014, net unrealized appreciation on investments was $95,405,163 of which $99,232,004 related to appreciated investment securities and $3,826,841 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,223,328,483	-	1,223,328,483

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Exempt Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)